Financial instruments - valuation - hierarchy of liabilities (Details) - GBP (£) £ in Millions	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017
Level 1
Fair value of liabilities
Liabilities	£ 19,660	£ 18,941
Level 1 | Short positions
Fair value of liabilities
Liabilities	19,656	18,941
Level 1 | Derivatives
Fair value of liabilities
Liabilities	4
Level 2
Fair value of liabilities
Liabilities	207,639	184,056
Level 2 | Deposits
Fair value of liabilities
Liabilities	57,258	47,243
Level 2 | Debt securities in issue
Fair value of liabilities
Liabilities	1,415	791
Level 2 | Short positions
Fair value of liabilities
Liabilities	5,358	4,886
Level 2 | Derivatives
Fair value of liabilities
Liabilities	140,507	127,709
Level 2 | Debt securities in issue
Fair value of liabilities
Liabilities	2,234	2,348
Level 2 | Other deposits
Fair value of liabilities
Liabilities	104	212
Level 2 | Subordinated liabilities
Fair value of liabilities
Liabilities	763	867
Level 3
Fair value of liabilities
Liabilities	1,790	1,957
Level 3 | Deposits
Fair value of liabilities
Liabilities	368	377
Level 3 | Debt securities in issue
Fair value of liabilities
Liabilities	80	112
Level 3 | Derivatives
Fair value of liabilities
Liabilities	1,186	1,188
Level 3 | Debt securities in issue
Fair value of liabilities
Liabilities	156	280
Recurring | Level 3
Fair value of liabilities
Liabilities	1,790	1,957	£ 2,030	£ 2,187
Recurring | Level 3 | Deposits
Fair value of liabilities
Liabilities	368	377
Recurring | Level 3 | Debt securities in issue
Fair value of liabilities
Liabilities	80	112
Recurring | Level 3 | Debt securities in issue
Fair value of liabilities
Liabilities	£ 156	£ 280